UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-2105

Fidelity Fixed-Income Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	December 31, 2008

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Advisor Strategic
Real Return Fund
Class A
Class T
Class B
Class C
Institutional Class

December 31, 2008

1.828814.103

ARRS-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 5.1%
		Principal Amount (d)	Value
Convertible Bonds - 1.6%
FINANCIALS - 1.6%
Real Estate Investment Trusts - 1.3%
Acadia Realty Trust 3.75% 12/15/26		$ 4,100,000	$ 2,906,818
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (e)		4,550,000	3,114,475
Anthracite Capital, Inc. 11.75% 9/1/27 (e)		2,200,000	454,740
BioMed Realty LP 4.5% 10/1/26 (e)		3,000,000	1,400,700
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,003,000
BRE Properties, Inc. 4.125% 8/15/26		11,450,000	8,569,524
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	755,160
CapLease, Inc. 7.5% 10/1/27 (e)		5,500,000	2,042,700
Duke Realty LP 3.75% 12/1/11 (e)		600,000	336,000
Health Care REIT, Inc. 4.75% 7/15/27		1,000,000	901,900
Hospitality Properties Trust 3.8% 3/15/27		1,900,000	1,159,000
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		5,650,000	3,559,500
MPT Operating Partnership LP 9.25% 4/1/13 (e)		3,000,000	1,791,900
PREIT Associates LP 4% 6/1/12 (e)		2,450,000	760,578
ProLogis Trust 1.875% 11/15/37		4,400,000	1,868,592
SL Green Realty Corp. 3% 3/30/27 (e)		1,450,000	862,485
The Macerich Co. 3.25% 3/15/12 (e)		3,000,000	1,499,700
United Dominion Realty Trust, Inc. 3.625% 9/15/11		7,000,000	5,129,600
Ventas, Inc. 3.875% 11/15/11 (e)		10,480,000	9,056,908
Vornado Realty Trust 2.85% 4/1/27		3,260,000	2,392,873
Washington (REIT):
3.875% 9/15/26		4,350,000	3,452,160
3.875% 9/15/26		2,750,000	2,182,400
Weingarten Realty Investors 3.95% 8/1/26		3,550,000	2,535,209
			57,735,922
Real Estate Management & Development - 0.3%
ERP Operating LP 3.85% 8/15/26		9,750,000	8,248,890
First Potomac Realty Investment LP 4% 12/15/11 (e)		2,000,000	1,365,600
Forest City Enterprises, Inc. 3.625% 10/15/11		1,700,000	855,440
Kilroy Realty LP 3.25% 4/15/12 (e)		2,000,000	1,300,000
			11,769,930
TOTAL FINANCIALS			69,505,852
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 3.5%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 8.5% 6/1/11 (g)		$ 1,500,000	$ 1,035,000
Host Marriott LP 7% 8/15/12		1,800,000	1,503,000
Landry's Restaurants, Inc. 9.5% 12/15/14		1,700,000	1,640,500
Times Square Hotel Trust 8.528% 8/1/26 (e)		881,527	555,362
			4,733,862
Household Durables - 0.5%
D.R. Horton, Inc.:
5.375% 6/15/12		2,900,000	2,030,000
6.5% 4/15/16		1,000,000	630,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	316,000
6.25% 1/15/15		1,250,000	281,250
6.25% 1/15/16		700,000	182,000
7.5% 5/15/16		500,000	110,000
7.75% 5/15/13		5,800,000	1,276,000
KB Home:
5.875% 1/15/15		1,500,000	930,000
6.25% 6/15/15		5,100,000	3,111,000
Kimball Hill, Inc. 10.5% 12/15/12 (c)		4,445,000	11,113
Lennar Corp.:
5.5% 9/1/14		4,000,000	2,520,000
5.95% 10/17/11		1,000,000	670,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	1,475,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	1,680,000
Ryland Group, Inc. 6.875% 6/15/13		1,000,000	715,000
Stanley-Martin Communities LLC 9.75% 8/15/15		6,300,000	1,764,000
Toll Brothers, Inc. 8.25% 2/1/11		1,500,000	1,380,000
			19,081,363
TOTAL CONSUMER DISCRETIONARY			23,815,225
FINANCIALS - 2.8%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (c)(g)		3,175,000	1,587,500
Real Estate Investment Trusts - 2.4%
AMB Property LP:
3.5% 3/1/09		3,000,000	2,953,950
6.3% 6/1/13		2,000,000	1,360,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Arden Realty LP 5.2% 9/1/11		$ 500,000	$ 430,000
AvalonBay Communities, Inc.:
4.95% 3/15/13		1,500,000	1,155,000
5.5% 1/15/12		1,000,000	799,392
6.625% 9/15/11		1,521,000	1,243,720
Brandywine Operating Partnership LP:
4.5% 11/1/09		800,000	750,230
5.75% 4/1/12		1,000,000	570,000
6% 4/1/16		1,000,000	545,502
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,095,000
Camden Property Trust:
4.375% 1/15/10		1,000,000	895,723
4.7% 7/15/09		2,500,000	2,351,080
Colonial Properties Trust 6.875% 8/15/12		1,000,000	716,597
Colonial Realty LP 6.05% 9/1/16		1,000,000	550,000
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	294,708
Developers Diversified Realty Corp.:
3.875% 1/30/09		2,000,000	1,954,910
4.625% 8/1/10		1,000,000	500,000
5.375% 10/15/12		500,000	250,000
Duke Realty LP:
5.625% 8/15/11		680,000	578,000
7.75% 11/15/09		1,000,000	931,678
Equity One, Inc.:
6% 9/15/16		1,000,000	641,322
6.25% 1/15/17		1,000,000	623,059
Federal Realty Investment Trust 4.5% 2/15/11		3,050,000	2,564,464
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	624,025
6% 3/1/15		1,500,000	875,801
6% 1/30/17		1,000,000	481,944
6.3% 9/15/16		4,500,000	2,214,666
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	1,284,563
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	301,245
8.125% 5/1/11		2,608,000	2,057,934
Highwoods/Forsyth LP 5.85% 3/15/17		2,000,000	1,100,000
HMB Capital Trust V 5.5963% 12/15/36 (c)(e)(g)		4,300,000	430
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
5.625% 3/15/17		$ 1,540,000	$ 710,154
6.7% 1/15/18		1,000,000	465,141
6.75% 2/15/13		1,250,000	773,689
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,410,000
HRPT Properties Trust:
2.5213% 3/16/11 (g)		2,000,000	1,468,712
6.5% 1/15/13		1,000,000	623,924
iStar Financial, Inc.:
2.3363% 9/15/09 (g)		1,000,000	570,000
2.4713% 3/16/09 (g)		1,000,000	720,000
2.5356% 3/9/10 (g)		1,500,000	690,000
5.125% 4/1/11		3,250,000	1,137,500
5.375% 4/15/10		1,500,000	690,000
5.7% 3/1/14		4,000,000	1,240,000
5.8% 3/15/11		8,710,000	3,048,500
Kimco Realty Corp. 6.875% 2/10/09		3,000,000	2,992,743
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,309,458
Nationwide Health Properties, Inc.:
6.25% 2/1/13		2,000,000	1,721,648
6.5% 7/15/11		4,000,000	3,630,884
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,078,000
7% 1/15/16		1,658,000	1,243,500
Reckson Operating Partnership LP 7.75% 3/15/09		1,000,000	956,162
Rouse Co.:
3.625% 3/15/09		1,000,000	400,000
5.375% 11/26/13		3,050,000	960,750
7.2% 9/15/12		1,000,000	340,000
8% 4/30/09		3,000,000	1,245,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (e)		11,400,000	4,104,000
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	5,567,500
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	2,812,287
7.75% 2/22/11		1,000,000	1,004,283
Simon Property Group LP 4.875% 8/15/10		2,500,000	2,211,775
Simon Property Group, Inc. 3.75% 1/30/09		3,230,000	3,204,205
UDR, Inc. 5.5% 4/1/14		2,000,000	1,360,000
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	1,763,690
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas Realty LP:
6.625% 10/15/14		$ 8,020,000	$ 6,295,700
6.75% 6/1/10		2,400,000	2,196,000
9% 5/1/12		7,400,000	6,586,000
			104,226,148
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	855,600
8.125% 6/1/12		1,000,000	770,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,410,737
5.5% 10/1/12		1,700,000	1,324,625
6.625% 3/15/12		3,000,000	2,465,007
First Industrial LP:
5.75% 1/15/16		1,000,000	523,364
7.375% 3/15/11		1,220,000	906,028
Post Apartment Homes LP 5.125% 10/12/11		3,000,000	2,386,026
			10,641,387
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 10.5% 6/1/14 (e)		4,750,000	2,671,875
TOTAL FINANCIALS			119,126,910
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,248,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,589,900
			3,837,900
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	1,633,518
TOTAL NONCONVERTIBLE BONDS			148,413,553
TOTAL CORPORATE BONDS (Cost $302,942,363)			217,919,405
U.S. Treasury Inflation Protected Obligations - 31.2%
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		$ 24,818,880	$ 22,895,398
2% 1/15/26		116,711,845	109,964,547
2.375% 1/15/25		103,548,886	102,027,677
3.625% 4/15/28		30,941,526	36,714,059
3.875% 4/15/29		34,659,192	43,185,521
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		20,499,400	19,538,526
0.875% 4/15/10		42,312,090	39,773,453
1.375% 7/15/18		14,065,240	13,238,872
1.625% 1/15/15		50,511,947	46,802,434
1.625% 1/15/18		22,336,992	21,178,243
1.875% 7/15/13		84,787,492	79,752,916
1.875% 7/15/15		49,720,032	46,985,301
2% 4/15/12		37,794,102	36,849,131
2% 1/15/14		82,290,509	77,944,626
2% 7/15/14		78,614,172	74,339,281
2% 1/15/16		52,775,476	50,730,478
2.375% 4/15/11		60,249,696	58,941,158
2.375% 1/15/17		30,348,410	30,196,685
2.375% 1/15/27		104,742,300	105,035,814
2.5% 7/15/16		48,810,125	48,550,975
2.625% 7/15/17		65,853,900	67,548,449
3% 7/15/12		93,460,825	91,533,054
3.375% 1/15/12		53,037,312	52,432,258
3.5% 1/15/11		45,309,264	44,544,635
4.25% 1/15/10		12,696,426	12,474,241
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,367,374,995)			1,333,177,732
U.S. Government Agency - Mortgage Securities - 0.2%

Fannie Mae - 0.2%
4.861% 9/1/34 (g)		819,122	824,237
4.898% 5/1/35 (g)		3,306,783	3,331,584
5.021% 9/1/36 (g)		1,320,115	1,336,671
6.398% 7/1/36 (g)		3,628,896	3,726,989
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,244,942)			9,219,481
Asset-Backed Securities - 0.8%
		Principal Amount (d)	Value
American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (e)		$ 5,000,000	$ 3,000,000
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 1.1713% 11/25/34 (g)		105,000	64,690
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (e)		3,005,000	1,403,335
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.8338% 3/23/19 (e)(g)		2,898,675	1,979,480
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		2,500,000	1,896,767
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 4.7525% 1/20/37 (e)(g)		2,500,000	1,187,500
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	618,592
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,015,459
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (e)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		2,140,000	963,000
Class B2, 2.8163% 12/28/35 (e)(g)		2,110,000	865,100
Class D, 9% 12/28/35 (e)		500,000	80,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		1,000,000	490,800
Fairfield Street Solar Corp. Series 2004-1A Class E1, 5.5463% 11/28/39 (e)(g)		850,000	85,000
Fremont Home Loan Trust Series 2006-A Class 2A2, 0.5713% 5/25/36 (g)		1,231,801	1,221,985
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 2.1213% 9/25/46 (e)(g)		750,000	60,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (c)(e)		750,000	1
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 0.5713% 7/25/36 (g)		297,092	290,998
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	732,322
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	6,244
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,900,000	1,424,516
Morgan Stanley Home Equity Loans Trust Series 2006-3 Class A2, 0.5813% 4/25/36 (g)		2,254,914	1,753,016
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 3.8563% 8/28/38 (e)(g)		4,090,000	2,045,000
Asset-Backed Securities - continued
		Principal Amount (d)	Value
N-Star Real Estate CDO Ltd. Series 1A: - continued
Class C1B, 7.696% 8/28/38 (e)		$ 1,189,000	$ 356,700
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		3,590,304	3,234,986
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC4 Class A2, 0.7413% 9/25/35 (g)		4,094,339	3,534,779
Series 2005-EFC5 Class A2, 0.7413% 10/25/35 (g)		4,327,923	3,755,628
Residential Asset Securities Corp.:
Series 2003-KS10 Class MI3, 6.41% 12/25/33		573,475	200,716
Series 2005-AHL1 Class A2, 0.7413% 7/25/35 (g)		2,559,529	2,137,206
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 5.5088% 2/5/36 (e)(g)		265,707	2,657
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.9663% 9/25/26 (e)(g)		3,000,000	180,000
Series 2006-1A:
Class F, 2.6163% 9/25/26 (e)(g)		2,250,000	337,500
Class G, 2.8163% 9/25/26 (e)(g)		1,530,000	183,600
Class H, 3.1163% 9/25/26 (e)(g)		4,300,000	430,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 4.1225% 11/21/40 (e)(g)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $59,845,167)			35,588,021
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2947% 11/25/33 (g)		424,217	346,895
Series 2004-D Class 2A1, 3.611% 5/25/34 (g)		166,800	135,579
Series 2005-H Class 1A1, 5.3175% 9/25/35 (g)		160,014	130,550
Chase Mortgage Finance Trust:
Series 2007-A1 Class 2A1, 4.137% 2/25/37 (g)		4,113,588	3,347,467
Series 2007-A2 Class 2A1, 5.0851% 7/25/37 (g)		655,839	530,789
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	2,073
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (e)(g)		140,850	17,554
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7105% 1/25/19 (e)(g)		89,996	25,631
Class B4, 4.7105% 1/25/19 (e)(g)		179,992	111,395
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (e)(g)		1,500,000	1,318,473
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 5.1517% 11/25/33 (g)		$ 2,087,326	$ 1,573,886
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 1.695% 6/15/22 (e)(g)		5,497,954	3,381,242
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		1,935,000	1,175,486
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 3.445% 12/15/37 (e)(g)		468,911	42,812
Series 2006-B Class B6, 2.895% 7/15/38 (e)(g)		955,381	81,016
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 4.925% 9/10/37 (e)(g)		142,702	14,285
Series 2005-D Class B7, 5.445% 12/15/37 (e)(g)		281,347	30,385
Series 2006-A Class B7, 4.695% 3/15/38 (e)(g)		720,794	53,555
Series 2006-B Class B7, 5.045% 7/15/38 (e)(g)		955,381	91,430
Series 2007-A Class BB, 4.545% 2/15/39 (e)(g)		790,069	36,106
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (e)		96,000	66,240
Class G, 6.904% 11/15/36 (e)		76,000	50,920
Class H, 7.389% 11/15/36 (e)		37,000	24,420
Wells Fargo Mortgage Backed Securities Trust Series 2004-W Class A9, 4.5439% 11/25/34 (g)		9,295,000	5,586,718
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,004,730)			18,174,907
Commercial Mortgage Securities - 1.1%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		874,842	820,667
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 3.195% 3/15/22 (e)(g)		800,000	462,080
Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 5.0159% 12/25/33 (g)		2,261,263	1,774,689
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)	CAD	1,605,000	613,216
Class G, 5.01% 5/15/44 (g)	CAD	351,000	119,208
Class H, 5.01% 5/15/44 (g)	CAD	235,000	74,075
Class J, 5.01% 5/15/44 (g)	CAD	235,000	66,772
Class K, 5.01% 5/15/44 (g)	CAD	118,000	28,936
Class L, 5.01% 5/15/44 (g)	CAD	421,000	94,093
Class M, 5.01% 5/15/44 (g)	CAD	1,927,737	387,227
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,150,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 2.672% 5/15/23 (e)(g)		$ 3,757,000	$ 1,487,621
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	421,638
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class D, 5.7724% 11/15/36 (e)		2,500,000	1,575,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,090,320
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		4,635,000	3,540,092
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.3918% 12/10/35 (e)(g)		1,207,000	912,771
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (e)		1,000,000	810,000
Class E, 5.587% 12/15/14 (e)		1,710,000	1,350,900
Class F, 6.376% 12/15/14 (e)		800,000	608,000
Global Signal Trust III Series 2006-1:
Class E, 6.495% 2/15/36 (e)		1,265,000	864,046
Class F, 7.036% 2/15/36		1,115,000	732,990
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		3,000,000	1,659,900
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (g)		55,740	55,627
Class G, 6.75% 4/15/29 (g)		1,000,000	383,703
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		2,500,000	2,033,000
Series 1999-C3 Class J, 6.974% 8/15/36 (e)		2,720,000	2,393,501
Series 2000-C1:
Class H, 7% 3/15/33 (e)		1,190,000	844,029
Class K, 7% 3/15/33		1,000,000	412,601
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (e)		1,000,000	580,384
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 3.4775% 3/1/20 (e)(g)		2,800,000	2,677,276
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4:
Class E, 6.7142% 5/12/34 (e)(g)		2,000,000	1,797,900
Class F, 7.1062% 5/12/34 (e)(g)		1,700,000	1,071,000
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		1,310,812	1,283,288
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		1,350,000	1,019,250
Class I11, 7.72% 2/26/28 (e)		751,000	530,431
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LNR CFL Series 2004-1: - continued
Class I12, 7.72% 2/26/28 (e)		$ 750,000	$ 462,225
Class I9, 7.72% 2/26/28 (e)		1,149,200	916,487
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (e)		600,000	445,329
Class F, 10.813% 5/20/44 (e)		400,000	328,740
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		1,286,534	1,203,864
Series 2005-HQ7 Class E, 5.3783% 11/14/42 (g)		1,250,000	270,263
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (e)		1,000,000	906,588
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (e)		1,150,000	667,000
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		2,000,000	686,300
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 1.77% 9/15/09 (e)(g)		1,800,000	900,000
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 1.6075% 7/15/42 (g)		4,031,367	3,428,089
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $64,513,801)			45,941,116
Common Stocks - 11.1%
	Shares
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. (a)	150,200	1,628,168
Marriott International, Inc. Class A	124,400	2,419,580
Red Lion Hotels Corp. (a)	76,600	182,308
Starwood Hotels & Resorts Worldwide, Inc.	272,590	4,879,361
		9,109,417
Household Durables - 0.1%
Centex Corp.	40,300	428,792
D.R. Horton, Inc.	32,300	228,361
Meritage Homes Corp. (a)	26,600	323,722
Pulte Homes, Inc.	94,600	1,033,978
		2,014,853
TOTAL CONSUMER DISCRETIONARY		11,124,270
Common Stocks - continued
	Shares	Value
FINANCIALS - 10.6%
Capital Markets - 0.0%
W.P. Carey & Co. LLC	31,700	$ 742,731
Real Estate Investment Trusts - 10.3%
Acadia Realty Trust (SBI)	169,700	2,421,619
Alexandria Real Estate Equities, Inc.	175,000	10,559,500
AMB Property Corp. (SBI)	164,400	3,850,248
American Campus Communities, Inc.	327,700	6,711,296
Annaly Capital Management, Inc.	535,700	8,501,559
Anworth Mortgage Asset Corp.	102,400	658,432
Apartment Investment & Management Co. Class A	724,589	8,369,003
AvalonBay Communities, Inc.	169,300	10,256,194
Boston Properties, Inc.	199,400	10,967,000
Camden Property Trust (SBI)	368,543	11,550,138
CapLease, Inc.	217,300	375,929
CBL & Associates Properties, Inc.	424,300	2,757,950
Cedar Shopping Centers, Inc.	32,700	231,516
Corporate Office Properties Trust (SBI)	490,618	15,061,973
Cypress Sharpridge Investments, Inc. (e)	270,416	1,892,912
Cypress Sharpridge Investments, Inc. warrants 4/30/11 (a)(e)	60,000	1
DCT Industrial Trust, Inc.	23,600	119,416
Developers Diversified Realty Corp.	885,200	4,319,776
DiamondRock Hospitality Co.	368,800	1,869,816
Digital Realty Trust, Inc.	479,400	15,748,290
Equity Lifestyle Properties, Inc.	73,600	2,823,296
Equity Residential (SBI)	560,100	16,702,182
Essex Property Trust, Inc.	96,000	7,368,000
Federal Realty Investment Trust (SBI)	17,600	1,092,608
HCP, Inc.	359,300	9,977,761
Healthcare Realty Trust, Inc.	562,091	13,197,897
Highwoods Properties, Inc. (SBI)	846,200	23,152,032
Home Properties, Inc.	317,700	12,898,620
Host Hotels & Resorts, Inc.	736,247	5,573,390
Inland Real Estate Corp.	769,694	9,990,628
Kilroy Realty Corp.	209,100	6,996,486
Kimco Realty Corp.	439,620	8,036,254
LaSalle Hotel Properties (SBI)	745,280	8,235,344
MFA Mortgage Investments, Inc.	1,978,046	11,650,691
National Retail Properties, Inc.	53,600	921,384
Nationwide Health Properties, Inc.	87,900	2,524,488
Omega Healthcare Investors, Inc.	103,500	1,652,895
ProLogis Trust	1,520,345	21,117,592
Public Storage	361,900	28,771,050
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Regency Centers Corp.	288,900	$ 13,491,630
Simon Property Group, Inc.	561,750	29,845,778
SL Green Realty Corp.	448,400	11,613,560
Sunstone Hotel Investors, Inc.	628,400	3,889,796
Tanger Factory Outlet Centers, Inc.	178,700	6,722,694
UDR, Inc.	272,800	3,761,912
Ventas, Inc.	1,037,780	34,838,275
Vornado Realty Trust	443,800	26,783,330
		439,852,141
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	785,100	6,068,829
CB Richard Ellis Group, Inc. Class A (a)	557,300	2,407,536
Meruelo Maddux Properties, Inc. (a)	1,553,120	1,925,869
		10,402,234
TOTAL FINANCIALS		450,997,106
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	111,800	623,844
Capital Senior Living Corp. (a)	213,200	635,336
Emeritus Corp. (a)	723,357	7,255,271
Sun Healthcare Group, Inc. (a)	122,000	1,079,700
		9,594,151
TOTAL COMMON STOCKS (Cost $700,662,492)		471,715,527
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	120,000	1,116,360
Lexington Corporate Properties Trust Series C 6.50%	33,800	541,814
		1,658,174
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	$ 6,970
Red Lion Hotels Capital Trust 9.50%	138,465	1,606,194
W2007 Grace Acquisition I, Inc. Series B, 8.75%	7,600	8,788
		1,621,952
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,068,395
AMB Property Corp. Series O, 7.00%	1,000	16,780
American Home Mortgage Investment Corp.:
Series A, 9.375% (c)	81,500	8
Series B, 9.25% (c)	233,544	23
Annaly Capital Management, Inc. Series A, 7.875%	205,500	3,976,425
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	4,101,300
Apartment Investment & Management Co.:
Series G, 9.375%	67,500	1,067,175
Series T, 8.00%	80,000	1,124,000
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	64,500
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	282,400
CapLease, Inc. Series A, 8.125%	20,000	240,200
Cedar Shopping Centers, Inc. 8.875%	15,000	208,200
CenterPoint Properties Trust Series D, 5.377%	5,280	1,584,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	1,317,440
Cousins Properties, Inc.:
Series A, 7.75%	79,600	974,304
Series B, 7.50%	43,159	517,908
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	348,469
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	1,440,000
Series B, 7.875%	36,100	535,363
Duke Realty LP 8.375%	127,597	1,832,293
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	71,300
Equity Residential (depositary shares) Series N, 6.48%	21,200	439,900
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	260,000
First Industrial Realty Trust, Inc. Series J, 7.25%	13,697	136,970
Glimcher Realty Trust Series F, 8.75%	30,000	202,500
Health Care REIT, Inc. Series F, 7.625%	50,000	925,000
Hersha Hospitality Trust Series A, 8.00%	40,000	454,000
HomeBanc Mortgage Corp. Series A, 10.00% (c)	213,315	1,280
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
Series B, 8.875%	240,625	$ 3,729,688
Series C, 7.00%	83,800	1,096,942
HRPT Properties Trust Series B, 8.75%	11,666	144,075
Innkeepers USA Trust Series C, 8.00%	198,000	346,500
Kimco Realty Corp. Series G, 7.75%	168,000	3,024,000
LaSalle Hotel Properties:
Series B, 8.375%	8,000	104,000
Series E, 8.00%	91,400	1,178,146
Series G, 7.25%	87,640	1,051,680
LBA Realty Fund II Series B, 7.625%	146,695	1,026,865
Lexington Corporate Properties Trust Series B, 8.05%	59,400	617,760
Lexington Realty Trust 7.55%	32,300	321,062
LTC Properties, Inc. Series F, 8.00%	95,800	2,011,800
MFA Mortgage Investments, Inc. Series A, 8.50%	378,300	7,074,210
Mid-America Apartment Communities, Inc. Series H, 8.30%	60,100	1,306,574
Newcastle Investment Corp.:
Series B, 9.75%	160,900	307,319
Series D, 8.375%	33,396	60,113
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,514,400
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	255,057
Series P, 6.70%	65,000	1,040,000
Public Storage:
Series I, 7.25%	31,655	697,993
Series K, 7.25%	80,000	1,760,000
Series N, 7.00%	40,000	780,000
Realty Income Corp. 6.75%	4,500	79,155
Regency Centers Corp. 7.25%	31,125	555,581
Saul Centers, Inc.:
8.00%	45,000	692,100
Series B (depositary shares) 9.00%	20,000	260,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	600,000
Series C, 8.25%	60,000	255,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	578,250
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Taubman Centers, Inc. Series G, 8.00%	20,000	$ 310,000
Weingarten Realty Investors (SBI) Series F, 6.50%	97,546	1,521,718
		57,490,121
TOTAL FINANCIALS		59,112,073
TOTAL PREFERRED STOCKS (Cost $120,620,843)		60,770,247
Floating Rate Loans - 0.3%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 8.94% 10/23/09 (g)	$ 1,307,685	719,227
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (g)	2,985,000	1,701,450
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 4.18% 10/27/13 (g)	497,148	298,289
Toys 'R' US, Inc. term loan 4.8675% 12/8/09 (g)	8,000,000	3,120,000
		3,418,289
TOTAL CONSUMER DISCRETIONARY		5,838,966
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (g)	3,629,385	544,408
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 3.19% 12/16/10 (g)	1,000,000	370,000
Spirit Finance Corp. term loan 6.1925% 8/1/13 (g)	1,000,000	400,000
		770,000
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 4.1263% 1/1/09 (c)	197,505	98,752
Tranche M3, term loan 5.3763% 1/1/09 (c)	158,003	79,002
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.:
Credit-Linked Deposit 6.9263% 10/10/13 (g)	$ 626,818	$ 394,895
Tranche B, term loan 5.7063% 10/10/13 (g)	2,328,182	1,466,755
Tishman Speyer Properties term loan 2.34% 12/27/12 (g)	460,000	165,600
		2,205,004
TOTAL FINANCIALS		3,519,412
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (g)	1,969,849	1,516,784
Skilled Healthcare Group, Inc. Tranche 1, term loan 4.4411% 6/15/12 (g)	974,747	682,323
		2,199,107
TOTAL FLOATING RATE LOANS (Cost $24,544,206)		11,557,485
Commodity-Linked Notes - 7.0%

AB Svensk Exportkredit:
Note, one-month U.S. dollar LIBOR minus .27% due 10/19/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	15,000,000	12,483,840
Note, one-month U.S. dollar LIBOR minus .27% due 10/9/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	15,000,000	12,483,840
Credit Suisse First Boston New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/10/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	8,475,000	10,079,097
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/24/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	9,330,000	9,805,258
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/5/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(g)(i)	8,605,000	10,233,703
Commodity-Linked Notes - continued
	Principal Amount (d)	Value
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 10/16/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	$ 15,000,000	$ 12,474,537
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 11/13/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	8,000,000	9,488,729
Eksportfinans ASA:
Medium Term Note, one-month U.S. dollar LIBOR minus .25% due 10/16/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	25,400,000	21,853,267
Medium Term Note, one-month U.S. dollar LIBOR minus .25% due 10/23/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	25,400,000	21,853,267
Medium Term Note, one-month U.S. dollar LIBOR minus .25% due 11/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	29,700,000	35,327,053
JPMorgan Chase Bank NA Medium Term Note, one-month U.S. dollar LIBOR minus .97% due 11/9/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	5,000,000	5,942,400
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR due 11/19/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	27,000,000	32,115,502
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 10/14/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	18,000,000	14,991,261
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 10/20/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	25,000,000	20,821,195
Morgan Stanley Note, one-month U.S. dollar LIBOR minus 1.7% due 11/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	5,000,000	5,947,315
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 10/8/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	40,000,000	33,290,241
Commodity-Linked Notes - continued
	Principal Amount (d)	Value
Societe Generale Commodities Products, LLC: - continued
Note, one-month U.S. dollar LIBOR due 11/6/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	$ 16,670,000	$ 19,823,622
UBS AG Jersey Branch Note, one-month U.S. dollar LIBOR minus .06% due 11/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	8,000,000	9,516,309
TOTAL COMMODITY-LINKED NOTES (Cost $304,580,000)		298,530,436
Fixed-Income Funds - 24.1%
Shares
Fidelity Floating Rate Central Fund (h) (Cost $1,527,557,220)	15,834,267	1,031,285,810
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (e)	1,200,000	840
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	68,874
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (e)	1,650,000	2
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (c)(e)	2,200,000	0
		69,716
TOTAL PREFERRED SECURITIES (Cost $7,434,165)		69,716
Money Market Funds - 16.9%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (b) (Cost $721,901,002)	721,901,002	$ 721,901,002
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $5,241,225,926)	4,255,850,885
NET OTHER ASSETS - 0.4%	18,204,627
NET ASSETS - 100%	$ 4,274,055,512
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.6625% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2010	$ 9,000,000	175,872
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	15,000,000	836,134
		$ 24,000,000	$ 1,012,006
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $393,886,507 or 9.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,930,839
Fidelity Floating Rate Central Fund	23,251,227
Total	$ 26,182,066
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,342,745,842	$ -	$ -	$ 1,031,285,810	51.4%
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,255,850,885	$ 2,280,722,178	$ 1,950,778,475	$ 24,350,232
Other Financial Instruments*	$ 1,012,006	$ -	$ 1,012,006	$ -
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 39,257,885
Total Realized Gain (Loss)	1,027
Total Unrealized Gain (Loss)	(18,147,502)
Cost of Purchases	-
Proceeds of Sales	(60,376)
Amortization/Accretion	(50,400)
Transfer in/out of Level 3	3,349,598
Ending Balance	$ 24,350,232

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,254,713,913. Net unrealized depreciation aggregated $998,863,028, of which $52,835,938 related to appreciated investment securities and $1,051,698,966 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into total return swap agreements to manage its overall market risk. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. To the extent the total return of an index exceeds the offsetting interest obligation the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Strategic Real Return Fund

December 31, 2008

1.825846.103

RRS-QTLY-0209

Investments December 31, 2008 (Unaudited)

Showing Percentage of Net Assets

Corporate Bonds - 5.1%
		Principal Amount (d)	Value
Convertible Bonds - 1.6%
FINANCIALS - 1.6%
Real Estate Investment Trusts - 1.3%
Acadia Realty Trust 3.75% 12/15/26		$ 4,100,000	$ 2,906,818
Alexandria Real Estate Equities, Inc. 3.7% 1/15/27 (e)		4,550,000	3,114,475
Anthracite Capital, Inc. 11.75% 9/1/27 (e)		2,200,000	454,740
BioMed Realty LP 4.5% 10/1/26 (e)		3,000,000	1,400,700
Brandywine Operating Partnership LP 3.875% 10/15/26		1,700,000	1,003,000
BRE Properties, Inc. 4.125% 8/15/26		11,450,000	8,569,524
CapitalSource, Inc. 7.25% 7/15/37		1,200,000	755,160
CapLease, Inc. 7.5% 10/1/27 (e)		5,500,000	2,042,700
Duke Realty LP 3.75% 12/1/11 (e)		600,000	336,000
Health Care REIT, Inc. 4.75% 7/15/27		1,000,000	901,900
Hospitality Properties Trust 3.8% 3/15/27		1,900,000	1,159,000
Lexington Master Ltd. Partnership 5.45% 1/15/27 (e)		5,650,000	3,559,500
MPT Operating Partnership LP 9.25% 4/1/13 (e)		3,000,000	1,791,900
PREIT Associates LP 4% 6/1/12 (e)		2,450,000	760,578
ProLogis Trust 1.875% 11/15/37		4,400,000	1,868,592
SL Green Realty Corp. 3% 3/30/27 (e)		1,450,000	862,485
The Macerich Co. 3.25% 3/15/12 (e)		3,000,000	1,499,700
United Dominion Realty Trust, Inc. 3.625% 9/15/11		7,000,000	5,129,600
Ventas, Inc. 3.875% 11/15/11 (e)		10,480,000	9,056,908
Vornado Realty Trust 2.85% 4/1/27		3,260,000	2,392,873
Washington (REIT):
3.875% 9/15/26		4,350,000	3,452,160
3.875% 9/15/26		2,750,000	2,182,400
Weingarten Realty Investors 3.95% 8/1/26		3,550,000	2,535,209
			57,735,922
Real Estate Management & Development - 0.3%
ERP Operating LP 3.85% 8/15/26		9,750,000	8,248,890
First Potomac Realty Investment LP 4% 12/15/11 (e)		2,000,000	1,365,600
Forest City Enterprises, Inc. 3.625% 10/15/11		1,700,000	855,440
Kilroy Realty LP 3.25% 4/15/12 (e)		2,000,000	1,300,000
			11,769,930
TOTAL FINANCIALS			69,505,852
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - 3.5%
CONSUMER DISCRETIONARY - 0.6%
Hotels, Restaurants & Leisure - 0.1%
FelCor Lodging LP 8.5% 6/1/11 (g)		$ 1,500,000	$ 1,035,000
Host Marriott LP 7% 8/15/12		1,800,000	1,503,000
Landry's Restaurants, Inc. 9.5% 12/15/14		1,700,000	1,640,500
Times Square Hotel Trust 8.528% 8/1/26 (e)		881,527	555,362
			4,733,862
Household Durables - 0.5%
D.R. Horton, Inc.:
5.375% 6/15/12		2,900,000	2,030,000
6.5% 4/15/16		1,000,000	630,000
K. Hovnanian Enterprises, Inc.:
6% 1/15/10		400,000	316,000
6.25% 1/15/15		1,250,000	281,250
6.25% 1/15/16		700,000	182,000
7.5% 5/15/16		500,000	110,000
7.75% 5/15/13		5,800,000	1,276,000
KB Home:
5.875% 1/15/15		1,500,000	930,000
6.25% 6/15/15		5,100,000	3,111,000
Kimball Hill, Inc. 10.5% 12/15/12 (c)		4,445,000	11,113
Lennar Corp.:
5.5% 9/1/14		4,000,000	2,520,000
5.95% 10/17/11		1,000,000	670,000
M/I Homes, Inc. 6.875% 4/1/12		2,950,000	1,475,000
Meritage Homes Corp. 6.25% 3/15/15		3,500,000	1,680,000
Ryland Group, Inc. 6.875% 6/15/13		1,000,000	715,000
Stanley-Martin Communities LLC 9.75% 8/15/15		6,300,000	1,764,000
Toll Brothers, Inc. 8.25% 2/1/11		1,500,000	1,380,000
			19,081,363
TOTAL CONSUMER DISCRETIONARY			23,815,225
FINANCIALS - 2.8%
Diversified Financial Services - 0.0%
Sunwest Management, Inc. 8.385% 6/9/10 (c)(g)		3,175,000	1,587,500
Real Estate Investment Trusts - 2.4%
AMB Property LP:
3.5% 3/1/09		3,000,000	2,953,950
6.3% 6/1/13		2,000,000	1,360,000
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Arden Realty LP 5.2% 9/1/11		$ 500,000	$ 430,000
AvalonBay Communities, Inc.:
4.95% 3/15/13		1,500,000	1,155,000
5.5% 1/15/12		1,000,000	799,392
6.625% 9/15/11		1,521,000	1,243,720
Brandywine Operating Partnership LP:
4.5% 11/1/09		800,000	750,230
5.75% 4/1/12		1,000,000	570,000
6% 4/1/16		1,000,000	545,502
BRE Properties, Inc. 5.75% 9/1/09		4,500,000	4,095,000
Camden Property Trust:
4.375% 1/15/10		1,000,000	895,723
4.7% 7/15/09		2,500,000	2,351,080
Colonial Properties Trust 6.875% 8/15/12		1,000,000	716,597
Colonial Realty LP 6.05% 9/1/16		1,000,000	550,000
Commercial Net Lease Realty, Inc. 6.15% 12/15/15		400,000	294,708
Developers Diversified Realty Corp.:
3.875% 1/30/09		2,000,000	1,954,910
4.625% 8/1/10		1,000,000	500,000
5.375% 10/15/12		500,000	250,000
Duke Realty LP:
5.625% 8/15/11		680,000	578,000
7.75% 11/15/09		1,000,000	931,678
Equity One, Inc.:
6% 9/15/16		1,000,000	641,322
6.25% 1/15/17		1,000,000	623,059
Federal Realty Investment Trust 4.5% 2/15/11		3,050,000	2,564,464
Health Care Property Investors, Inc.:
4.875% 9/15/10		700,000	624,025
6% 3/1/15		1,500,000	875,801
6% 1/30/17		1,000,000	481,944
6.3% 9/15/16		4,500,000	2,214,666
Health Care REIT, Inc. 6.2% 6/1/16		2,250,000	1,284,563
Healthcare Realty Trust, Inc.:
5.125% 4/1/14		500,000	301,245
8.125% 5/1/11		2,608,000	2,057,934
Highwoods/Forsyth LP 5.85% 3/15/17		2,000,000	1,100,000
HMB Capital Trust V 5.5963% 12/15/36 (c)(e)(g)		4,300,000	430
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
5.625% 3/15/17		$ 1,540,000	$ 710,154
6.7% 1/15/18		1,000,000	465,141
6.75% 2/15/13		1,250,000	773,689
Host Hotels & Resorts LP 6.875% 11/1/14		2,000,000	1,410,000
HRPT Properties Trust:
2.5213% 3/16/11 (g)		2,000,000	1,468,712
6.5% 1/15/13		1,000,000	623,924
iStar Financial, Inc.:
2.3363% 9/15/09 (g)		1,000,000	570,000
2.4713% 3/16/09 (g)		1,000,000	720,000
2.5356% 3/9/10 (g)		1,500,000	690,000
5.125% 4/1/11		3,250,000	1,137,500
5.375% 4/15/10		1,500,000	690,000
5.7% 3/1/14		4,000,000	1,240,000
5.8% 3/15/11		8,710,000	3,048,500
Kimco Realty Corp. 6.875% 2/10/09		3,000,000	2,992,743
National Retail Properties, Inc. 6.875% 10/15/17		2,000,000	1,309,458
Nationwide Health Properties, Inc.:
6.25% 2/1/13		2,000,000	1,721,648
6.5% 7/15/11		4,000,000	3,630,884
Omega Healthcare Investors, Inc.:
7% 4/1/14		3,800,000	3,078,000
7% 1/15/16		1,658,000	1,243,500
Reckson Operating Partnership LP 7.75% 3/15/09		1,000,000	956,162
Rouse Co.:
3.625% 3/15/09		1,000,000	400,000
5.375% 11/26/13		3,050,000	960,750
7.2% 9/15/12		1,000,000	340,000
8% 4/30/09		3,000,000	1,245,000
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (e)		11,400,000	4,104,000
Senior Housing Properties Trust 8.625% 1/15/12		6,550,000	5,567,500
Shurgard Storage Centers, Inc.:
5.875% 3/15/13		3,000,000	2,812,287
7.75% 2/22/11		1,000,000	1,004,283
Simon Property Group LP 4.875% 8/15/10		2,500,000	2,211,775
Simon Property Group, Inc. 3.75% 1/30/09		3,230,000	3,204,205
UDR, Inc. 5.5% 4/1/14		2,000,000	1,360,000
United Dominion Realty Trust, Inc. 6.05% 6/1/13		2,500,000	1,763,690
Corporate Bonds - continued
		Principal Amount (d)	Value
Nonconvertible Bonds - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Ventas Realty LP:
6.625% 10/15/14		$ 8,020,000	$ 6,295,700
6.75% 6/1/10		2,400,000	2,196,000
9% 5/1/12		7,400,000	6,586,000
			104,226,148
Real Estate Management & Development - 0.3%
American Real Estate Partners/American Real Estate Finance Corp.:
7.125% 2/15/13		1,240,000	855,600
8.125% 6/1/12		1,000,000	770,000
ERP Operating LP:
5.2% 4/1/13		1,900,000	1,410,737
5.5% 10/1/12		1,700,000	1,324,625
6.625% 3/15/12		3,000,000	2,465,007
First Industrial LP:
5.75% 1/15/16		1,000,000	523,364
7.375% 3/15/11		1,220,000	906,028
Post Apartment Homes LP 5.125% 10/12/11		3,000,000	2,386,026
			10,641,387
Thrifts & Mortgage Finance - 0.1%
Wrightwood Capital LLC 10.5% 6/1/14 (e)		4,750,000	2,671,875
TOTAL FINANCIALS			119,126,910
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Skilled Healthcare Group, Inc. 11% 1/15/14		1,300,000	1,248,000
Sun Healthcare Group, Inc. 9.125% 4/15/15		2,910,000	2,589,900
			3,837,900
MATERIALS - 0.0%
Paper & Forest Products - 0.0%
Plum Creek Timberlands LP 5.875% 11/15/15		2,000,000	1,633,518
TOTAL NONCONVERTIBLE BONDS			148,413,553
TOTAL CORPORATE BONDS (Cost $302,942,363)			217,919,405
U.S. Treasury Inflation Protected Obligations - 31.2%
		Principal Amount (d)	Value
U.S. Treasury Inflation-Indexed Bonds:
1.75% 1/15/28		$ 24,818,880	$ 22,895,398
2% 1/15/26		116,711,845	109,964,547
2.375% 1/15/25		103,548,886	102,027,677
3.625% 4/15/28		30,941,526	36,714,059
3.875% 4/15/29		34,659,192	43,185,521
U.S. Treasury Inflation-Indexed Notes:
0.625% 4/15/13		20,499,400	19,538,526
0.875% 4/15/10		42,312,090	39,773,453
1.375% 7/15/18		14,065,240	13,238,872
1.625% 1/15/15		50,511,947	46,802,434
1.625% 1/15/18		22,336,992	21,178,243
1.875% 7/15/13		84,787,492	79,752,916
1.875% 7/15/15		49,720,032	46,985,301
2% 4/15/12		37,794,102	36,849,131
2% 1/15/14		82,290,509	77,944,626
2% 7/15/14		78,614,172	74,339,281
2% 1/15/16		52,775,476	50,730,478
2.375% 4/15/11		60,249,696	58,941,158
2.375% 1/15/17		30,348,410	30,196,685
2.375% 1/15/27		104,742,300	105,035,814
2.5% 7/15/16		48,810,125	48,550,975
2.625% 7/15/17		65,853,900	67,548,449
3% 7/15/12		93,460,825	91,533,054
3.375% 1/15/12		53,037,312	52,432,258
3.5% 1/15/11		45,309,264	44,544,635
4.25% 1/15/10		12,696,426	12,474,241
TOTAL U.S. TREASURY INFLATION PROTECTED OBLIGATIONS (Cost $1,367,374,995)			1,333,177,732
U.S. Government Agency - Mortgage Securities - 0.2%

Fannie Mae - 0.2%
4.861% 9/1/34 (g)		819,122	824,237
4.898% 5/1/35 (g)		3,306,783	3,331,584
5.021% 9/1/36 (g)		1,320,115	1,336,671
6.398% 7/1/36 (g)		3,628,896	3,726,989
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $9,244,942)			9,219,481
Asset-Backed Securities - 0.8%
		Principal Amount (d)	Value
American Tower Trust I Series 2007-1A Class D, 5.9568% 4/15/37 (e)		$ 5,000,000	$ 3,000,000
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M1, 1.1713% 11/25/34 (g)		105,000	64,690
Anthracite CDO II Ltd. Series 2002-2A Class F, 7.6% 12/24/37 (e)		3,005,000	1,403,335
Anthracite CDO III Ltd./Anthracite CDO III Corp. Series 2004-1A Class A, 0.8338% 3/23/19 (e)(g)		2,898,675	1,979,480
Capital Trust RE CDO Ltd./Capital Trust RE CDO Corp. Series 2005-3A Class A2, 5.16% 6/25/35 (e)		2,500,000	1,896,767
CapitalSource Real Estate Loan Trust Series 2006-1A Class A2A, 4.7525% 1/20/37 (e)(g)		2,500,000	1,187,500
Conseco Finance Securitizations Corp.:
Series 2002-1 Class M2, 9.546% 12/1/33		1,500,000	618,592
Series 2002-2 Class M2, 9.163% 3/1/33		2,500,000	1,015,459
Countrywide Home Loan Trust Series 2006-BC2N Class N, 6.5% 2/25/47 (e)		181,452	5,444
Crest Clarendon Street Ltd./Crest Clarendon Corp. Series 2002-1A:
Class B1, 6.065% 12/28/35 (e)		2,140,000	963,000
Class B2, 2.8163% 12/28/35 (e)(g)		2,110,000	865,100
Class D, 9% 12/28/35 (e)		500,000	80,000
Crest Dartmouth Street Ltd./Crest Dartmouth Street Corp. Series 2003-1A Class D, 9% 6/28/38 (e)		1,000,000	490,800
Fairfield Street Solar Corp. Series 2004-1A Class E1, 5.5463% 11/28/39 (e)(g)		850,000	85,000
Fremont Home Loan Trust Series 2006-A Class 2A2, 0.5713% 5/25/36 (g)		1,231,801	1,221,985
Guggenheim Structured Real Estate Funding Ltd. Series 2006-3 Class E, 2.1213% 9/25/46 (e)(g)		750,000	60,000
Home Equity Asset Trust Series 2006-3N Class B, 6.5% 8/27/36 (c)(e)		750,000	1
JPMorgan Mortgage Acquisition Trust Series 2006-WF1 Class A1B, 0.5713% 7/25/36 (g)		297,092	290,998
Lehman ABS Manufactured Housing Contract Trust Series 2001-B Class M2, 7.17% 3/15/28		6,125,000	732,322
Long Beach Asset Holdings Corp. Series 2006-4 Class N1, 5.877% 6/25/46 (e)		624,362	6,244
Merit Securities Corp. Series 13 Class M1, 8.63% 12/28/33		1,900,000	1,424,516
Morgan Stanley Home Equity Loans Trust Series 2006-3 Class A2, 0.5813% 4/25/36 (g)		2,254,914	1,753,016
N-Star Real Estate CDO Ltd. Series 1A:
Class B1, 3.8563% 8/28/38 (e)(g)		4,090,000	2,045,000
Asset-Backed Securities - continued
		Principal Amount (d)	Value
N-Star Real Estate CDO Ltd. Series 1A: - continued
Class C1B, 7.696% 8/28/38 (e)		$ 1,189,000	$ 356,700
Prima Capital CDO Ltd./Prima Capital CDO Corp. Series 2005-1A Class A2, 4.646% 7/24/39 (e)		3,590,304	3,234,986
Residential Asset Mortgage Products, Inc.:
Series 2005-EFC4 Class A2, 0.7413% 9/25/35 (g)		4,094,339	3,534,779
Series 2005-EFC5 Class A2, 0.7413% 10/25/35 (g)		4,327,923	3,755,628
Residential Asset Securities Corp.:
Series 2003-KS10 Class MI3, 6.41% 12/25/33		573,475	200,716
Series 2005-AHL1 Class A2, 0.7413% 7/25/35 (g)		2,559,529	2,137,206
Taberna Preferred Funding III Ltd. Series 2005-3A Class D, 5.5088% 2/5/36 (e)(g)		265,707	2,657
Wachovia Ltd./Wachovia LLC:
Series 2006-1 Class 1ML, 6.9663% 9/25/26 (e)(g)		3,000,000	180,000
Series 2006-1A:
Class F, 2.6163% 9/25/26 (e)(g)		2,250,000	337,500
Class G, 2.8163% 9/25/26 (e)(g)		1,530,000	183,600
Class H, 3.1163% 9/25/26 (e)(g)		4,300,000	430,000
Wrightwood Capital Real Estate CDO Ltd. Series 2005-1A Class F, 4.1225% 11/21/40 (e)(g)		1,500,000	45,000
TOTAL ASSET-BACKED SECURITIES (Cost $59,845,167)			35,588,021
Collateralized Mortgage Obligations - 0.4%

Private Sponsor - 0.4%
Banc of America Mortgage Securities, Inc.:
Series 2003-J Class 2A2, 5.2947% 11/25/33 (g)		424,217	346,895
Series 2004-D Class 2A1, 3.611% 5/25/34 (g)		166,800	135,579
Series 2005-H Class 1A1, 5.3175% 9/25/35 (g)		160,014	130,550
Chase Mortgage Finance Trust:
Series 2007-A1 Class 2A1, 4.137% 2/25/37 (g)		4,113,588	3,347,467
Series 2007-A2 Class 2A1, 5.0851% 7/25/37 (g)		655,839	530,789
Countrywide Alternative Loan Trust Series 2006-OC5N Class N, 7.25% 7/25/37 (e)		414,656	2,073
Countrywide Home Loans, Inc. Series 2005-R3 Class B3, 5.5% 9/25/35 (e)(g)		140,850	17,554
Countrywide Home Loans, Inc. Series 2003-J15:
Class B3, 4.7105% 1/25/19 (e)(g)		89,996	25,631
Class B4, 4.7105% 1/25/19 (e)(g)		179,992	111,395
Diversified REIT Trust Series 1999-1A Class G, 6.78% 3/18/11 (e)(g)		1,500,000	1,318,473
Collateralized Mortgage Obligations - continued
		Principal Amount (d)	Value
Private Sponsor - continued
JPMorgan Mortgage Trust Series 2006-A2 Class 5A1, 5.1517% 11/25/33 (g)		$ 2,087,326	$ 1,573,886
Merrill Lynch Floating Trust floater Series 2006-1 Class TM, 1.695% 6/15/22 (e)(g)		5,497,954	3,381,242
Merrill Lynch Mortgage Trust Series 2002-MW1 Class E, 6.219% 7/12/34 (e)		1,935,000	1,175,486
RESI Finance LP/RESI Finance DE Corp. floater:
Series 2005-D Class B6, 3.445% 12/15/37 (e)(g)		468,911	42,812
Series 2006-B Class B6, 2.895% 7/15/38 (e)(g)		955,381	81,016
RESIX Finance Ltd. floater:
Series 2005-C Class B7, 4.925% 9/10/37 (e)(g)		142,702	14,285
Series 2005-D Class B7, 5.445% 12/15/37 (e)(g)		281,347	30,385
Series 2006-A Class B7, 4.695% 3/15/38 (e)(g)		720,794	53,555
Series 2006-B Class B7, 5.045% 7/15/38 (e)(g)		955,381	91,430
Series 2007-A Class BB, 4.545% 2/15/39 (e)(g)		790,069	36,106
SBA CMBS Trust Series 2006-1A:
Class E, 6.174% 11/15/36 (e)		96,000	66,240
Class G, 6.904% 11/15/36 (e)		76,000	50,920
Class H, 7.389% 11/15/36 (e)		37,000	24,420
Wells Fargo Mortgage Backed Securities Trust Series 2004-W Class A9, 4.5439% 11/25/34 (g)		9,295,000	5,586,718
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $30,004,730)			18,174,907
Commercial Mortgage Securities - 1.1%

Banc of America Commercial Mortgage, Inc. sequential payer Series 2005-1 Class A3, 4.877% 11/10/42		874,842	820,667
Banc of America Large Loan, Inc. floater Series 2005-MIB1 Class K, 3.195% 3/15/22 (e)(g)		800,000	462,080
Banc of America Mortgage Securities, Inc. Series 2003-K Class 2A2, 5.0159% 12/25/33 (g)		2,261,263	1,774,689
Claregold Trust Series 2007-2A:
Class F, 5.01% 5/15/44 (g)	CAD	1,605,000	613,216
Class G, 5.01% 5/15/44 (g)	CAD	351,000	119,208
Class H, 5.01% 5/15/44 (g)	CAD	235,000	74,075
Class J, 5.01% 5/15/44 (g)	CAD	235,000	66,772
Class K, 5.01% 5/15/44 (g)	CAD	118,000	28,936
Class L, 5.01% 5/15/44 (g)	CAD	421,000	94,093
Class M, 5.01% 5/15/44 (g)	CAD	1,927,737	387,227
Credit Suisse First Boston Mortgage Securities Corp. Series 2003-C3 Class D, 4.131% 5/15/38		2,000,000	1,150,000
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
Credit Suisse/Morgan Stanley Commercial Mortgage Trust Series 2006-HC1A Class K, 2.672% 5/15/23 (e)(g)		$ 3,757,000	$ 1,487,621
Crest Ltd. Series 2001-1A Class C, 9% 2/25/34 (e)		500,000	421,638
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. Series 2006-1A Class D, 5.7724% 11/15/36 (e)		2,500,000	1,575,000
Deutsche Mortgage & Asset Receiving Corp. Series 1998-C1 Class J, 6.22% 6/15/31		2,400,000	1,090,320
G-Force LLC sequential payer Series 2005-RRA Class A2, 4.83% 8/22/36 (e)		4,635,000	3,540,092
GE Capital Commercial Mortgage Corp. Series 2002-1A Class H, 7.3918% 12/10/35 (e)(g)		1,207,000	912,771
Global Signal Trust II Series 2004-2A:
Class D, 5.093% 12/15/14 (e)		1,000,000	810,000
Class E, 5.587% 12/15/14 (e)		1,710,000	1,350,900
Class F, 6.376% 12/15/14 (e)		800,000	608,000
Global Signal Trust III Series 2006-1:
Class E, 6.495% 2/15/36 (e)		1,265,000	864,046
Class F, 7.036% 2/15/36		1,115,000	732,990
Global Towers Partners Acquisition Partners I LLC Series 2007-1A Class G, 7.8737% 5/15/37 (e)		3,000,000	1,659,900
GMAC Commercial Mortgage Securities, Inc.:
Series 1997-C2:
Class E, 7.624% 4/15/29 (g)		55,740	55,627
Class G, 6.75% 4/15/29 (g)		1,000,000	383,703
Series 1999-C1 Class F, 6.02% 5/15/33 (e)		2,500,000	2,033,000
Series 1999-C3 Class J, 6.974% 8/15/36 (e)		2,720,000	2,393,501
Series 2000-C1:
Class H, 7% 3/15/33 (e)		1,190,000	844,029
Class K, 7% 3/15/33		1,000,000	412,601
Greenwich Capital Commercial Funding Corp. Series 2002-C1 Class H, 5.903% 1/11/35 (e)		1,000,000	580,384
GS Mortgage Securities Corp. II floater Series 2007-EOP Class L, 3.4775% 3/1/20 (e)(g)		2,800,000	2,677,276
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2002-CIB4:
Class E, 6.7142% 5/12/34 (e)(g)		2,000,000	1,797,900
Class F, 7.1062% 5/12/34 (e)(g)		1,700,000	1,071,000
LB-UBS Commercial Mortgage Trust sequential pay Series 2005-C7 Class A1, 4.99% 11/15/30		1,310,812	1,283,288
LNR CFL Series 2004-1:
Class I10, 7.72% 2/26/28 (e)		1,350,000	1,019,250
Class I11, 7.72% 2/26/28 (e)		751,000	530,431
Commercial Mortgage Securities - continued
		Principal Amount (d)	Value
LNR CFL Series 2004-1: - continued
Class I12, 7.72% 2/26/28 (e)		$ 750,000	$ 462,225
Class I9, 7.72% 2/26/28 (e)		1,149,200	916,487
Mezz Capital Commercial Mortgage Trust Series 2005-C3:
Class D, 7.7% 5/20/44 (e)		600,000	445,329
Class F, 10.813% 5/20/44 (e)		400,000	328,740
Morgan Stanley Capital I Trust:
sequential payer Series 2004-RR2 Class A2, 5.45% 10/28/33 (e)		1,286,534	1,203,864
Series 2005-HQ7 Class E, 5.3783% 11/14/42 (g)		1,250,000	270,263
Prudential Securities Secured Financing Corp. Series 1999-NRF1 Class F, 6.074% 11/1/31 (e)		1,000,000	906,588
SBA CMBS Trust Series 2006-1A Class J, 7.825% 11/15/36 (e)		1,150,000	667,000
TimberStar Trust I Series 2006-1 Class F, 7.5296% 10/15/36 (e)		2,000,000	686,300
UBS Commercial Mortgage Trust Series 2007-FL1 Class F, 1.77% 9/15/09 (e)(g)		1,800,000	900,000
Wachovia Bank Commercial Mortgage Trust Series 2005-C20 Class A3SF, 1.6075% 7/15/42 (g)		4,031,367	3,428,089
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $64,513,801)			45,941,116
Common Stocks - 11.1%
	Shares
CONSUMER DISCRETIONARY - 0.3%
Hotels, Restaurants & Leisure - 0.2%
Gaylord Entertainment Co. (a)	150,200	1,628,168
Marriott International, Inc. Class A	124,400	2,419,580
Red Lion Hotels Corp. (a)	76,600	182,308
Starwood Hotels & Resorts Worldwide, Inc.	272,590	4,879,361
		9,109,417
Household Durables - 0.1%
Centex Corp.	40,300	428,792
D.R. Horton, Inc.	32,300	228,361
Meritage Homes Corp. (a)	26,600	323,722
Pulte Homes, Inc.	94,600	1,033,978
		2,014,853
TOTAL CONSUMER DISCRETIONARY		11,124,270
Common Stocks - continued
	Shares	Value
FINANCIALS - 10.6%
Capital Markets - 0.0%
W.P. Carey & Co. LLC	31,700	$ 742,731
Real Estate Investment Trusts - 10.3%
Acadia Realty Trust (SBI)	169,700	2,421,619
Alexandria Real Estate Equities, Inc.	175,000	10,559,500
AMB Property Corp. (SBI)	164,400	3,850,248
American Campus Communities, Inc.	327,700	6,711,296
Annaly Capital Management, Inc.	535,700	8,501,559
Anworth Mortgage Asset Corp.	102,400	658,432
Apartment Investment & Management Co. Class A	724,589	8,369,003
AvalonBay Communities, Inc.	169,300	10,256,194
Boston Properties, Inc.	199,400	10,967,000
Camden Property Trust (SBI)	368,543	11,550,138
CapLease, Inc.	217,300	375,929
CBL & Associates Properties, Inc.	424,300	2,757,950
Cedar Shopping Centers, Inc.	32,700	231,516
Corporate Office Properties Trust (SBI)	490,618	15,061,973
Cypress Sharpridge Investments, Inc. (e)	270,416	1,892,912
Cypress Sharpridge Investments, Inc. warrants 4/30/11 (a)(e)	60,000	1
DCT Industrial Trust, Inc.	23,600	119,416
Developers Diversified Realty Corp.	885,200	4,319,776
DiamondRock Hospitality Co.	368,800	1,869,816
Digital Realty Trust, Inc.	479,400	15,748,290
Equity Lifestyle Properties, Inc.	73,600	2,823,296
Equity Residential (SBI)	560,100	16,702,182
Essex Property Trust, Inc.	96,000	7,368,000
Federal Realty Investment Trust (SBI)	17,600	1,092,608
HCP, Inc.	359,300	9,977,761
Healthcare Realty Trust, Inc.	562,091	13,197,897
Highwoods Properties, Inc. (SBI)	846,200	23,152,032
Home Properties, Inc.	317,700	12,898,620
Host Hotels & Resorts, Inc.	736,247	5,573,390
Inland Real Estate Corp.	769,694	9,990,628
Kilroy Realty Corp.	209,100	6,996,486
Kimco Realty Corp.	439,620	8,036,254
LaSalle Hotel Properties (SBI)	745,280	8,235,344
MFA Mortgage Investments, Inc.	1,978,046	11,650,691
National Retail Properties, Inc.	53,600	921,384
Nationwide Health Properties, Inc.	87,900	2,524,488
Omega Healthcare Investors, Inc.	103,500	1,652,895
ProLogis Trust	1,520,345	21,117,592
Public Storage	361,900	28,771,050
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Regency Centers Corp.	288,900	$ 13,491,630
Simon Property Group, Inc.	561,750	29,845,778
SL Green Realty Corp.	448,400	11,613,560
Sunstone Hotel Investors, Inc.	628,400	3,889,796
Tanger Factory Outlet Centers, Inc.	178,700	6,722,694
UDR, Inc.	272,800	3,761,912
Ventas, Inc.	1,037,780	34,838,275
Vornado Realty Trust	443,800	26,783,330
		439,852,141
Real Estate Management & Development - 0.3%
Brookfield Properties Corp.	785,100	6,068,829
CB Richard Ellis Group, Inc. Class A (a)	557,300	2,407,536
Meruelo Maddux Properties, Inc. (a)	1,553,120	1,925,869
		10,402,234
TOTAL FINANCIALS		450,997,106
HEALTH CARE - 0.2%
Health Care Providers & Services - 0.2%
Brookdale Senior Living, Inc.	111,800	623,844
Capital Senior Living Corp. (a)	213,200	635,336
Emeritus Corp. (a)	723,357	7,255,271
Sun Healthcare Group, Inc. (a)	122,000	1,079,700
		9,594,151
TOTAL COMMON STOCKS (Cost $700,662,492)		471,715,527
Preferred Stocks - 1.4%

Convertible Preferred Stocks - 0.0%
FINANCIALS - 0.0%
Real Estate Investment Trusts - 0.0%
HRPT Properties Trust 6.50%	120,000	1,116,360
Lexington Corporate Properties Trust Series C 6.50%	33,800	541,814
		1,658,174
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - 1.4%
FINANCIALS - 1.4%
Diversified Financial Services - 0.0%
DRA CRT Acquisition Corp. Series A, 8.50%	1,700	$ 6,970
Red Lion Hotels Capital Trust 9.50%	138,465	1,606,194
W2007 Grace Acquisition I, Inc. Series B, 8.75%	7,600	8,788
		1,621,952
Real Estate Investment Trusts - 1.4%
Alexandria Real Estate Equities, Inc. Series C, 8.375%	53,500	1,068,395
AMB Property Corp. Series O, 7.00%	1,000	16,780
American Home Mortgage Investment Corp.:
Series A, 9.375% (c)	81,500	8
Series B, 9.25% (c)	233,544	23
Annaly Capital Management, Inc. Series A, 7.875%	205,500	3,976,425
Anworth Mortgage Asset Corp. Series A, 8.625%	220,500	4,101,300
Apartment Investment & Management Co.:
Series G, 9.375%	67,500	1,067,175
Series T, 8.00%	80,000	1,124,000
Ashford Hospitality Trust, Inc. Series A, 8.55%	10,000	64,500
BioMed Realty Trust, Inc. Series A, 7.375%	20,000	282,400
CapLease, Inc. Series A, 8.125%	20,000	240,200
Cedar Shopping Centers, Inc. 8.875%	15,000	208,200
CenterPoint Properties Trust Series D, 5.377%	5,280	1,584,000
Colonial Properties Trust (depositary shares) Series D, 8.125%	89,500	1,317,440
Cousins Properties, Inc.:
Series A, 7.75%	79,600	974,304
Series B, 7.50%	43,159	517,908
Developers Diversified Realty Corp. (depositary shares) Series G, 8.00%	40,100	348,469
Digital Realty Trust, Inc.:
Series A, 8.50%	90,000	1,440,000
Series B, 7.875%	36,100	535,363
Duke Realty LP 8.375%	127,597	1,832,293
Eagle Hospitality Properties Trust, Inc. 8.25% (a)	71,300	71,300
Equity Residential (depositary shares) Series N, 6.48%	21,200	439,900
FelCor Lodging Trust, Inc. (depositary shares) Series C, 8.00%	40,000	260,000
First Industrial Realty Trust, Inc. Series J, 7.25%	13,697	136,970
Glimcher Realty Trust Series F, 8.75%	30,000	202,500
Health Care REIT, Inc. Series F, 7.625%	50,000	925,000
Hersha Hospitality Trust Series A, 8.00%	40,000	454,000
HomeBanc Mortgage Corp. Series A, 10.00% (c)	213,315	1,280
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Hospitality Properties Trust:
Series B, 8.875%	240,625	$ 3,729,688
Series C, 7.00%	83,800	1,096,942
HRPT Properties Trust Series B, 8.75%	11,666	144,075
Innkeepers USA Trust Series C, 8.00%	198,000	346,500
Kimco Realty Corp. Series G, 7.75%	168,000	3,024,000
LaSalle Hotel Properties:
Series B, 8.375%	8,000	104,000
Series E, 8.00%	91,400	1,178,146
Series G, 7.25%	87,640	1,051,680
LBA Realty Fund II Series B, 7.625%	146,695	1,026,865
Lexington Corporate Properties Trust Series B, 8.05%	59,400	617,760
Lexington Realty Trust 7.55%	32,300	321,062
LTC Properties, Inc. Series F, 8.00%	95,800	2,011,800
MFA Mortgage Investments, Inc. Series A, 8.50%	378,300	7,074,210
Mid-America Apartment Communities, Inc. Series H, 8.30%	60,100	1,306,574
Newcastle Investment Corp.:
Series B, 9.75%	160,900	307,319
Series D, 8.375%	33,396	60,113
Omega Healthcare Investors, Inc. Series D, 8.375%	80,000	1,514,400
PS Business Parks, Inc.:
(depositary shares) Series L, 7.60%	14,410	255,057
Series P, 6.70%	65,000	1,040,000
Public Storage:
Series I, 7.25%	31,655	697,993
Series K, 7.25%	80,000	1,760,000
Series N, 7.00%	40,000	780,000
Realty Income Corp. 6.75%	4,500	79,155
Regency Centers Corp. 7.25%	31,125	555,581
Saul Centers, Inc.:
8.00%	45,000	692,100
Series B (depositary shares) 9.00%	20,000	260,000
Strategic Hotel & Resorts, Inc.:
Series A, 8.50%	120,000	600,000
Series C, 8.25%	60,000	255,000
Sunstone Hotel Investors, Inc. Series A, 8.00%	45,000	578,250
Preferred Stocks - continued
	Shares	Value
Nonconvertible Preferred Stocks - continued
FINANCIALS - continued
Real Estate Investment Trusts - continued
Taubman Centers, Inc. Series G, 8.00%	20,000	$ 310,000
Weingarten Realty Investors (SBI) Series F, 6.50%	97,546	1,521,718
		57,490,121
TOTAL FINANCIALS		59,112,073
TOTAL PREFERRED STOCKS (Cost $120,620,843)		60,770,247
Floating Rate Loans - 0.3%
	Principal Amount (d)
CONSUMER DISCRETIONARY - 0.1%
Hotels, Restaurants & Leisure - 0.0%
Intrawest Resorts term loan 8.94% 10/23/09 (g)	$ 1,307,685	719,227
Household Durables - 0.0%
TOUSA, Inc. Tranche 1, term loan 7.25% 7/31/12 (g)	2,985,000	1,701,450
Specialty Retail - 0.1%
The Pep Boys - Manny, Moe & Jack term loan 4.18% 10/27/13 (g)	497,148	298,289
Toys 'R' US, Inc. term loan 4.8675% 12/8/09 (g)	8,000,000	3,120,000
		3,418,289
TOTAL CONSUMER DISCRETIONARY		5,838,966
FINANCIALS - 0.1%
Diversified Financial Services - 0.0%
LandSource Holding Co. LLC term loan 8.25% 5/31/09 (g)	3,629,385	544,408
Real Estate Investment Trusts - 0.0%
Capital Automotive (REIT) Tranche B, term loan 3.19% 12/16/10 (g)	1,000,000	370,000
Spirit Finance Corp. term loan 6.1925% 8/1/13 (g)	1,000,000	400,000
		770,000
Real Estate Management & Development - 0.1%
MDS Realty Holdings LLC:
Tranche M1, term loan 4.1263% 1/1/09 (c)	197,505	98,752
Tranche M3, term loan 5.3763% 1/1/09 (c)	158,003	79,002
Floating Rate Loans - continued
	Principal Amount (d)	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Realogy Corp.:
Credit-Linked Deposit 6.9263% 10/10/13 (g)	$ 626,818	$ 394,895
Tranche B, term loan 5.7063% 10/10/13 (g)	2,328,182	1,466,755
Tishman Speyer Properties term loan 2.34% 12/27/12 (g)	460,000	165,600
		2,205,004
TOTAL FINANCIALS		3,519,412
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
HCA, Inc. Tranche B, term loan 3.7088% 11/17/13 (g)	1,969,849	1,516,784
Skilled Healthcare Group, Inc. Tranche 1, term loan 4.4411% 6/15/12 (g)	974,747	682,323
		2,199,107
TOTAL FLOATING RATE LOANS (Cost $24,544,206)		11,557,485
Commodity-Linked Notes - 7.0%

AB Svensk Exportkredit:
Note, one-month U.S. dollar LIBOR minus .27% due 10/19/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	15,000,000	12,483,840
Note, one-month U.S. dollar LIBOR minus .27% due 10/9/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	15,000,000	12,483,840
Credit Suisse First Boston New York Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/10/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	8,475,000	10,079,097
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/24/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	9,330,000	9,805,258
Medium Term Note, one-month U.S. dollar LIBOR minus .10% due 11/5/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(f)(g)(i)	8,605,000	10,233,703
Commodity-Linked Notes - continued
	Principal Amount (d)	Value
Deutsche Bank AG London Branch:
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 10/16/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	$ 15,000,000	$ 12,474,537
Medium Term Note, one-month U.S. dollar LIBOR minus .16% due 11/13/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	8,000,000	9,488,729
Eksportfinans ASA:
Medium Term Note, one-month U.S. dollar LIBOR minus .25% due 10/16/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	25,400,000	21,853,267
Medium Term Note, one-month U.S. dollar LIBOR minus .25% due 10/23/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	25,400,000	21,853,267
Medium Term Note, one-month U.S. dollar LIBOR minus .25% due 11/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	29,700,000	35,327,053
JPMorgan Chase Bank NA Medium Term Note, one-month U.S. dollar LIBOR minus .97% due 11/9/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	5,000,000	5,942,400
Merrill Lynch & Co., Inc.:
Medium Term Note, one-month U.S. dollar LIBOR due 11/19/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	27,000,000	32,115,502
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 10/14/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	18,000,000	14,991,261
Medium Term Note, one-month U.S. dollar LIBOR plus .25% due 10/20/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	25,000,000	20,821,195
Morgan Stanley Note, one-month U.S. dollar LIBOR minus 1.7% due 11/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	5,000,000	5,947,315
Societe Generale Commodities Products, LLC:
Note, one-month U.S. dollar LIBOR due 10/8/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	40,000,000	33,290,241
Commodity-Linked Notes - continued
	Principal Amount (d)	Value
Societe Generale Commodities Products, LLC: - continued
Note, one-month U.S. dollar LIBOR due 11/6/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	$ 16,670,000	$ 19,823,622
UBS AG Jersey Branch Note, one-month U.S. dollar LIBOR minus .06% due 11/12/2009 (indexed to the Dow Jones-AIG Commodity Total Return Index, multiplied by 3) (e)(g)(i)	8,000,000	9,516,309
TOTAL COMMODITY-LINKED NOTES (Cost $304,580,000)		298,530,436
Fixed-Income Funds - 24.1%
Shares
Fidelity Floating Rate Central Fund (h) (Cost $1,527,557,220)	15,834,267	1,031,285,810
Preferred Securities - 0.0%
	Principal Amount (d)
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Cairn High Grade ABS CDO PLC Series 2006-2A Class SUB, 1/13/47 (e)	1,200,000	840
Crest Clarendon Street 2002-1 Ltd. Series 2002-1A Class PS, 12/28/35 (e)	500,000	68,874
Harp High Grade CDO I Ltd. Series 2006-1, 7/8/46 (e)	1,650,000	2
Ipswich Street CDO Series 2006-1, 6/27/46 (c)(e)	2,250,000	0
Kent Funding III Ltd. 11/5/47 (c)(e)	2,200,000	0
		69,716
TOTAL PREFERRED SECURITIES (Cost $7,434,165)		69,716
Money Market Funds - 16.9%
	Shares	Value
Fidelity Cash Central Fund, 1.06% (b) (Cost $721,901,002)	721,901,002	$ 721,901,002
TOTAL INVESTMENT PORTFOLIO - 99.6% (Cost $5,241,225,926)	4,255,850,885
NET OTHER ASSETS - 0.4%	18,204,627
NET ASSETS - 100%	$ 4,274,055,512
Swap Agreements
	Expiration Date	Notional Amount
Interest Rate Swaps
Receive semi-annually a fixed rate equal to 2.6625% and pay quarterly a floating rate based on 3-month LIBOR with JPMorgan Chase, Inc.	Oct. 2010	$ 9,000,000	175,872
Total Return Swaps
Receive semi-annually a return equal to U.S. Treasury Inflation-Indexed Notes 0.875% 4/15/10 and pay quarterly a floating rate based on 3-month LIBOR minus 18.75 basis points with UBS	April 2010	15,000,000	836,134
		$ 24,000,000	$ 1,012,006
Currency Abbreviations
CAD	-	Canadian dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Non-income producing - Issuer is in default.
(d) Principal amount is stated in United States dollars unless otherwise noted.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $393,886,507 or 9.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(h) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(i) Security is linked to the Dow Jones-AIG Commodity Total Return Index. Securities do not guarantee any return of principal at maturity but instead, will pay at maturity or upon exchange, an amount based on the closing value of the Dow Jones-AIG Commodity Total Return Index. Although these instruments are primarily debt obligations, they indirectly provide exposure to changes in the value of the underlying commodities. Holders of the security have the right to exchange these notes at any time.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,930,839
Fidelity Floating Rate Central Fund	23,251,227
Total	$ 26,182,066
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Floating Rate Central Fund	$ 1,342,745,842	$ -	$ -	$ 1,031,285,810	51.4%
Other Information

The following is a summary of the inputs used, as of December 31, 2008, involving the Fund's assets carried at value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities	$ 4,255,850,885	$ 2,280,722,178	$ 1,950,778,475	$ 24,350,232
Other Financial Instruments*	$ 1,012,006	$ -	$ 1,012,006	$ -
*Other financial instruments include Swap Agreements.
The following is a reconciliation of assets for which Level 3 inputs were used in determining value:
Investments in Securities
Beginning Balance	$ 39,257,885
Total Realized Gain (Loss)	1,027
Total Unrealized Gain (Loss)	(18,147,502)
Cost of Purchases	-
Proceeds of Sales	(60,376)
Amortization/Accretion	(50,400)
Transfer in/out of Level 3	3,349,598
Ending Balance	$ 24,350,232

The information used in the above reconciliation represents fiscal year to date activity for any Investment Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period.

Income Tax Information

At December 31, 2008, the aggregate cost of investment securities for income tax purposes was $5,254,713,913. Net unrealized depreciation aggregated $998,863,028, of which $52,835,938 related to appreciated investment securities and $1,051,698,966 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. Wherever possible, the Fund uses independent pricing services approved by the Board of Trustees to value its investments.

Debt securities, including restricted securities, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as available dealer supplied prices. Certain of the Fund's securities are valued at period end by a single source or dealer. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Indexed securities are marked-to-market daily based on dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. Actual prices received at disposition may differ.

When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. The frequency with which these procedures are used cannot be predicted and may be utilized to a significant extent. The value of securities used for net asset value calculation under these procedures may differ from published prices for the same securities.

The Fund adopted the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements (SFAS 157), effective with the beginning of the Fund's fiscal year. SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements) when market prices are not readily available or reliable. The three levels of the hierarchy under SFAS 157 are described below:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Prices determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others.

Level 3 - Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund's own assumptions about the factors market participants would use in pricing an investment, and would be based on the best information available.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Swap Agreements

The Fund entered into swap agreements, which are contracts between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gains or losses. Gains or losses are realized in the event of an early termination of a swap agreement. Risks of loss may include unfavorable changes in the returns of the underlying instruments or indexes, adverse fluctuations of interest rates, failure of the counterparty to perform under the terms of the agreement and lack of liquidity in the market. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with a fund's custodian bank in accordance with the swap agreement and if required, is identified. The Fund could experience delays and costs in gaining access to the collateral even though it is held in the Fund's custodian bank.

Changes in interest rates can have a negative effect on both the value of the Fund's bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall. The Fund entered into interest rate swap agreements to manage its exposure to interest rate changes. Interest rate swaps represent an agreement between counterparties to exchange cash flows based on the difference between two interest rates (e.g. fixed rate, floating rate), applied to a notional principal amount.

The Fund entered into total return swap agreements to manage its overall market risk. Total return swaps are agreements to exchange a market-linked return for the return based on either a fixed or floating interest rate applied to a notional principal amount. To the extent the total return of an index exceeds the offsetting interest obligation the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty.

Credit Risk

The Fund may have direct or indirect exposure to structured securities of issuers that hold mortgage securities, including securities backed by subprime mortgage loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Fixed-Income Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Fixed-Income Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 2, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 2, 2009
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 2, 2009